Bank overdrafts and short-term borrowings - Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts	5.12%	5.53%
Borrowings	3.30%	3.92%